Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions [Abstract]
Provisions, beginning balance	£ 288	£ 217
Arising during the year	299	150
Utilized	(340)	(79)
Provisions, ending balance	247	288
Current	109	183
Non-current	£ 138	£ 105